COMMITMENTS AND CONTINGENCIES - Contractual Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($) MW MBbls
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 19,960
Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	978
Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	17,409
Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,042
Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	531
Less than 1 Year
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,159
Less than 1 Year | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	113
Less than 1 Year | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,519
Less than 1 Year | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	435
Less than 1 Year | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	92
1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,335
1 - 3 Years | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	181
1 - 3 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,002
1 - 3 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	32
1 - 3 Years | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	120
3 – 5 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,396
3 – 5 Years | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	152
3 – 5 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,146
3 – 5 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	24
3 – 5 Years | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	74
After 5 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	13,070
After 5 Years | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	532
After 5 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	11,742
After 5 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	551
After 5 Years | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 245
Minimum | Liquids (bpd)
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Minimum | Natural Gas | Not More than Nine Years
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	18
Minimum | Electrical Power
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Maximum | Liquids (bpd)
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	9 years
Maximum | Natural Gas | Not More than Nine Years
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	190
Maximum | Electrical Power
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	23 years
Maximum | Electrical Power | Not More than Nine Years
Disclosure of contingent liabilities [line items]
Daily power required (mw) | MW	79